General Information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 – GENERAL INFORMATION

a. General

Enlivex Ltd. (formerly known as Enlivex Therapeutics Ltd.) (the “Parent” and, together with its consolidated subsidiaries, “we”, “us”, “our” or the “Company”), incorporated on January 22, 2012 under the laws of the State of Israel, is a longevity therapeutics Company focused on advancing therapies targeting inflammatory conditions associated with aging. The Company is currently focused on the treatment of osteoarthritis as its primary inflammatory indication, utilizing its lead therapeutic candidate, Allocetra™, a macrophage reprogramming therapy designed to restore immune balance and address inflammatory and degenerative conditions associated with aging.

The Company’s activities primarily consist of clinical development, including the conduct and management of clinical studies, regulatory interactions, and related corporate and administrative functions associated with advancing its therapeutic program.

On November 24, 2025, the Company adopted management’s treasury strategy centered on digital assets, primarily the RAIN token and related instruments. RAIN serves as the Company’s primary treasury reserve asset and is associated with a decentralized prediction-markets protocol built on blockchain infrastructure. Through this treasury strategy, the Company aims to provide investors with exposure to the emerging prediction-markets protocol. Management believes that, over time, this treasury strategy may potentially contribute to enhancing long-term shareholder value.

The Company’s ordinary shares, par value of NIS 0.40 per share (“Ordinary Shares”), are traded under the symbol “ENLV” on the Nasdaq Capital Market and the Tel Aviv Stock Exchange (the “TASE”). The Company has voluntarily commenced the delisting of the Ordinary Shares from the TASE, and the Company expects that the Ordinary Shares will cease trading on the TASE on or about April 26, 2026.

b.  Digital Asset Treasury Strategy –

The Company has adopted a digital asset treasury strategy under which it holds digital assets, primarily RAIN digital assets, as significant components of its treasury reserves. As of the reporting date, substantially all of the Company’s treasury holdings consist of RAIN and RAIN-related digital assts.

RAIN is a digital asset issued in connection with a decentralized protocol operating on the Arbitrum blockchain.

RAIN functions as a governance and utility token within the protocol’s ecosystem, which is designed to enable the creation and participation in decentralized prediction and options markets. RAIN does not include a native proof-of-stake mechanism or protocol-level staking rewards. Any economic benefits to token holders are derived from governance participation and protocol mechanisms that may affect token supply over time.

The Company holds RAIN for treasury purposes and does not currently engage in short positions, leverage, or other strategies designed to reduce or hedge its net economic exposure to RAIN.

The Company holds its RAIN digital assets with a third-party custodian that provides custody and safeguarding services for digital assets. The custodial wallets are maintained in segregated qualified custodial accounts in the Company’s name.

As of the reporting date, the Company holds its RAIN tokens on a passive, non-yield-generating basis and does not deploy them into third-party protocols or smart contracts.

The Company may, from time to time, utilize a portion of its RAIN holdings for liquidity management purposes or for participation in decentralized finance arrangements. RAIN supplied to third-party protocols would be subject to protocol-specific terms, which may include withdrawal restrictions, lock-up periods, or delays in the ability to access or transfer the tokens.

c. Financial resources

The Company devotes substantially all of its efforts to research and development activities and to raising capital to support such activities. Accordingly, the Company is subject to significant risks and uncertainties, including the risk of not securing additional funding before achieving sustainable operating revenues and profitability.

Since inception, the Company’s research and development activities have required significant capital investment. The Company has historically incurred operating losses and negative operating cash flows and expects to continue to incur operating losses for the foreseeable future.

For the year ended December 31, 2025, the Company recognized significant unrealized gains related to its RAIN digital asset holdings and the Company’s purchase option to acquire additional RAIN tokens (the “RAIN Option”), which resulted in net income for the year ended December 31, 2025 and a positive accumulated earnings balance as of year-end. These gains are primarily non-operating in nature and do not reflect profitability from the Company’s core clinical operating activities.

The Company’s ability to achieve sustainable profitability from operations in the longer term remains dependent on several factors, including: (i) obtaining sufficient financing; (ii) the successful commercialization of its product candidates or the establishment of revenue-generating collaborations; (iii) the success of its research and development activities; (iv) competitive developments within the biotechnology and pharmaceutical industries; and (v) the receipt of required regulatory approvals and market acceptance of its product candidates.

To support its liquidity needs, the Company maintains a portion of its RAIN holdings in an unencumbered and readily available form to meet short-term obligations.

RAIN is traded exclusively in exchange for the USDT stablecoin; therefore, any sale of RAIN by the Company would result in the receipt of USDT, which would then need to be converted into U.S. dollars to obtain cash.

Based on current financial resources and expected expenditures, management and the Board of Directors believe that the Company has sufficient resources to fund its operations for at least twelve months following the date of filing of these financial statements with the SEC.

The Company may, however, seek to raise additional capital during this period, as the Board deems appropriate. The Company intends to finance its operations primarily through equity and equity-linked financing and, in the longer term, through revenues from its product candidates. There can be no assurance that such long-term financing will be available on acceptable terms, or at all.

d. Approval of financial statements

These financial statements were approved by the Board on March 24, 2026.